Consolidated Statement of Cash Flow - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Net income / (loss) for the year	$ 3,500,774	$ (2,931,954)	$ (6,401,490)
Income tax	671,707	229,663	2,117,088
Depreciation and Impairment of Property, plant and equipment	2,407,028	2,470,504	905,545
Loan loss provisions	8,615,060	10,533,018	10,846,363
Exchange rate difference on gold and foreign currency	(1,064,545)	441,191	(2,359,639)
Interest from loans and other financings	(64,699,880)	(60,983,625)	(63,700,230)
Interest from deposits and financing received	28,578,388	47,531,377	36,468,510
Net income from financial instruments at fair value through profit or loss	(3,315,582)	(28,536,382)	(13,215,705)
Fair value measurement of investment properties	92,457	173,076	(301,426)
Results from exposure to changes in the purchasing power of money	4,290,328	7,296,543	12,597,117
Interest on liabilities for financial leases	207,035	289,288
Allowances reversed	(572,480)	(678,796)	(665,561)
Result from derecognition of financial assets measured at amortized cost	(657,019)
(Increases) / decreases from operating assets:
Debt securities at fair value through profit or loss	(3,704,499)	33,730,615	13,361,338
Derivatives	206,736	(317,331)	49,878
Reverse Repo transactions	(22,354,735)		10,358,040
Loans and other financing
To the non-financial public sector	15,777	29,390	32,129
To the other financial entities	75,779	746,839	393,321
To the non-financial sector and foreign residents	69,862,241	87,397,438	73,827,816
Other debt securities	(26,621,635)	(5,209,685)	(7,918,913)
Financial assets in guarantee	2,356,401	(3,057,655)	(180,104)
Investments in equity instruments	(48,916)	1,941	122,467
Other assets	(578,668)	3,051,066	(9,736,045)
Increases / (decreases) from operating liabilities:
Non-financial public sector	464,124	(15,810,885)	4,174,518
Financial sector	19,163	(14,598)	4,299
Private non-financial sector and foreign residents	28,504,851	(113,144,888)	(16,309,593)
Derivatives	1,995	(197,328)	197,328
Repo transactions	(435,401)	435,401
Liabilities at fair value through profit or loss	1,743,945	(303,388)	561,448
Other liabilities	(3,796,035)	713,438	995,641
Income Tax paid	(1,272,880)	(1,102,703)	(2,932,952)
Net cash provided by / (used in) operating activities (A)	22,491,514	(37,218,430)	43,291,188
Payments related to:
Purchase of PPE, intangible assets and other assets	(4,724,074)	(1,516,436)	(5,978,681)
Purchase of liabilities and equity instruments issued by other entities	(47,564)		(376,258)
Acquisition of subsidiaries, net of cash acquired	(7,292)	(269,496)	(3,849,461)
Collections:
Disposals related to PPE, intangible assets and other assets	425,906	10,920	908,416
Net cash used in investing activities (B)	(4,353,024)	(1,775,012)	(9,295,984)
Payments:
Repurchase of non-controlling interest in subsidiaries		772	(1,252)
Lease Liabilities	(1,366,164)	(1,703,937)
Financing received from Argentine Financial Institutions	(6,785,701)	(155,072,118)	(143,192,966)
Unsubordinated debt securities	(21,297,718)	(23,641,629)	(15,818,913)
Subordinated debt securities	(1,774,264)	(1,147,619)	(27,195)
Dividends	(530,065)	(634,568)	(687,687)
Collections:
Unsubordinated negotiable obligations	2,653,805	11,452,532	8,752,664
Financing received from Argentine Financial Institutions	14,873,400	150,529,472	149,113,655
Net cash used in financing activities (C)	(14,226,707)	(20,217,095)	(1,861,694)
Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents (D)	10,375,405	32,802,331	32,132,480
Net increase / (decrease) in cash and cash equivalents (A+B+C+D)	14,287,188	(26,408,206)	64,265,990
Result from exposure to changes in the purchasing power of the currency of Cash and equivalents	(12,853,555)	(33,941,124)	(32,132,480)
Cash and cash equivalents at the beginning of the year	38,032,893	98,382,223	66,248,712
Cash and cash equivalents at the end of the year	$ 39,466,526	$ 38,032,893	$ 98,382,223